UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Shareholders

International Equity Index Fund	April 30, 2017

The views and opinions in this report were current as of April 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International stocks recorded strong gains in the six-month period ended April 30, 2017. Several factors were at work in the rally, including a modest rebound in corporate profits and global economic growth, as well as a global “reflationary trade” resulting from hopes for new U.S. stimulus under the Trump administration. European markets found support in a stabilizing political environment, while Japanese shares posted modest gains amid mixed economic results. A rise in many currencies relative to the dollar also boosted returns for U.S.-based investors.

The International Equity Index Fund returned 11.38% for the six-month period ended April 30, 2017, compared with 11.94% for the FTSE All World Developed ex North America Index (FTSE index). The fund gives shareholders exposure to non-U.S. stocks in developed markets by closely matching the structure of the index.

Differences in the fund’s results relative to the benchmark primarily reflect “fair value” pricing at the end of the period, operating and management expenses, and taxes—none of which are incurred by the benchmark. As described in the fund’s prospectus, because there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after the close of foreign markets. The fund values its securities in this way to protect shareholders and deter market timing by speculators. Since the index does not need to apply fair valuation, this technicality contributes to the performance disparity between the fund and the index.

MARKET REVIEW

As shown in the Market Performance table, the major markets in which the fund invests recorded positive results for the six-month period. Developed European markets produced generally strong returns. Financial stocks were boosted by the European Central Bank’s decision to extend its asset purchase program through the end of 2017. The rally continued as economic data suggested that Europe’s modest economic recovery was gaining a measure of momentum. Fourth-quarter 2016 corporate earnings results were better than expected, and expectations are for earnings to improve over the remainder of 2017.

In March, European shares rose to their highest level since mid-2015 after center-right election victories in the Netherlands tempered fears that a rising tide of populism in the wake of the Brexit referendum would further undermine European unity. In April, a victory by centrist candidate Emmanuel Macron in the first round of the French presidential election over more radical candidates across the political spectrum further elevated market sentiment and benefited stocks. (Macron subsequently won the second and decisive round over populist candidate Marine Le Pen after the end of our reporting period.) The UK lagged the rest of the region as worries persisted over how the country would fare in negotiations over its departure from the European Union, which began after Britain formally triggered the start of the exit process at the end of March. A rise in the pound bolstered dollar-based returns, however.

Asian markets varied widely over the period. South Korean stocks led returns in the region despite domestic political turmoil and growing worries over tensions with North Korea. Shares in Hong Kong lagged, held back in part by worries about growing strains in the financial system of mainland China. Japan, the largest developed market in the region, performed worst, but this was due in large part to a steep decline in the yen and the consequent reduction in dollar-based returns. The falling yen was actually a boon to Japanese exporters, and domestic economic signals improved as the period progressed. Australian stocks were boosted by solid corporate earnings and encouraging economic data.

PORTFOLIO HIGHLIGHTS

The FTSE index’s largest country weightings include Japan, the UK, and developed markets in Europe and the Pacific Rim. The fund is constructed by sorting the market in each country in the index by industry groups and targeting a representative sampling of the stocks in each industry for inclusion. The fund attempts to replicate the index’s performance by investing in stocks in proportion to their allocation in the index.

At the end of April, as shown in the accompanying Geographic Diversification chart, Europe represented 58% of net assets, Japan accounted for 23%, and the Pacific Rim composed 17%. The UK, France, and Germany are the fund’s largest country positions in Europe, while Australia, South Korea, and Hong Kong are the top positions in the Pacific Rim. Changes to the portfolio’s sector weights since our previous letter, as shown in the Sector Diversification table on page 4, were relatively insignificant. Financials, industrials and business services, consumer discretionary, consumer staples, and health care remained the fund’s largest sector allocations and accounted for more than two-thirds of assets.

Results at the sector level were positive. Information technology rebounded from a sell-off following the U.S. election in November and was the strongest sector, producing returns of about 19%. Financial stocks benefited from rising bond yields and gained about 18%, while industrials and business services shares also outperformed the broader index and rose more than 13%. Telecommunication services, utilities, and real estate produced small gains and were the weakest performers for the period.

Your fund remained broadly diversified, consistent with the FTSE index. The fund’s 25 largest holdings represented less than 21% of total net assets at the end of our reporting period, as shown in the table on page 7. Food company Nestle (Switzerland), chipmaker Samsung Electronics (South Korea), and oil producer Royal Dutch Shell (UK) were the fund’s largest positions. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Samsung was one of the portfolio’s leading contributors. The IT company advanced after a positive earnings report showed improved profitability across its business lines, particularly in its memory and mobile phone businesses. Several pharmaceutical companies, including Roche Holding (Switzerland), Bayer (Germany), and Sanofi (France), also performed well as fears over drug pricing regulation in the U.S. diminished with the election of Donald Trump, who backed away from his criticism of the industry.

The portfolio’s weakest contributors came from a variety of industries. Toyota Motor was one of several automakers that lagged during the period. Tobacco company Japan Tobacco has been losing market share in its home market, and drugmakers Teva Pharmaceutical Industries (Israel) and Astellas Pharma (Japan) also underperformed.

As a reminder, please note that our strategy in this fund is to mirror the benchmark index and give investors exposure to the major international markets in the developed world. We make no individual stock selections based on bottom-up fundamental research.

INVESTMENT OUTLOOK

The pickup in global growth seen since the end of last year is projected to continue over the next several quarters, albeit at modest levels, as improving global trade provides a boost for more export-oriented developed and emerging economies. Japanese growth, although still tepid, should see support from improving global trade and continuing accommodative monetary policies. European growth is showing signs of stabilization and could benefit further from its links to improving global trade and less political uncertainty, although concerns about the impact of Brexit remain.

With this backdrop of still restrained economic growth, and following generally strong recent returns, growth in global equity valuations may be limited in the near term. However, many international markets continue to look attractive relative to the U.S. Developed non-U.S. countries are benefiting from being in the earlier stages of the economic cycle, as well as from supportive central banks.

Our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index. As mentioned earlier, we do not make investment decisions based on our view of individual stocks or economies, and we believe that an allocation to foreign securities should be an integral part of a diversified investment portfolio.

Respectfully submitted,

Neil Smith
Chairman of the fund’s Investment Advisory Committee

May 16, 2017

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE All World Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 4/30/17
Nestle, Switzerland	1.6%
Samsung Electronics, South Korea	1.5
Royal Dutch Shell, United Kingdom	1.4
Roche Holding, Switzerland	1.3
Novartis, Switzerland	1.2
HSBC Holdings, United Kingdom	1.1
Toyota Motor, Japan	1.0
British American Tobacco, United Kingdom	0.8
Total, France	0.8
Commonwealth Bank of Australia, Australia	0.8
BP, United Kingdom	0.7
Siemens, Germany	0.7
Sanofi, France	0.7
Bayer, Germany	0.7
GlaxoSmithKline, United Kingdom	0.7
Banco Santander, Spain	0.6
Anheuser-Busch InBev, Belgium	0.6
BASF, Germany	0.6
SAP, Germany	0.6
Westpac Banking, Australia	0.6
Allianz, Germany	0.6
Mitsubishi UFJ Financial, Japan	0.6
AIA Group, Hong Kong	0.6
Unilever, Netherlands	0.5
Daimler, Germany	0.5
Total	20.8%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	6 Months Ended 4/30/17	Year Ended 10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
NET ASSET VALUE						
Beginning of period	$ 12.02	$ 12.59	$ 13.24	$ 13.56	$ 11.14	$ 10.88
Investment activities						
Net investment income(1)	0.15	0.33	0.33	0.42	0.30	0.32
Net realized and unrealized gain / loss	1.18	(0.58)	(0.57)	(0.44)	2.46	0.28
Total from investment activities	1.33	(0.25)	(0.24)	(0.02)	2.76	0.60
Distributions						
Net investment income	(0.34)	(0.32)	(0.41)	(0.28)	(0.32)	(0.34)
Net realized gain	–	–	–	(0.02)	(0.02)	–
Total distributions	(0.34)	(0.32)	(0.41)	(0.30)	(0.34)	(0.34)
NET ASSET VALUE						
End of period	**$ 13.01**	**$ 12.02**	**$ 12.59**	**$ 13.24**	**$ 13.56**	**$ 11.14**
Ratios/Supplemental Data						
Total return(2)	**11.38%**	**(1.97)%**	**(1.70)%**	**(0.09)%**	**25.33%**	**5.99%**
Ratio of total expenses to average net assets	0.45%(3)	0.45%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.47%(3)	2.76%	2.55%	3.07%	2.42%	2.99%
Portfolio turnover rate	4.1%	11.4%	23.2%	7.0%	11.9%	8.8%
Net assets, end of period (in thousands)	$ 538,160	$ 482,559	$ 526,814	$ 557,769	$ 505,370	$ 375,884

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	16,749	262
Total Argentina (Cost $304)		262
AUSTRALIA 7.0%		
Common Stocks 6.9%		
Adelaide Brighton	16,890	75
AGL Energy	24,233	485
ALS Queensland	17,291	81
Alumina	89,138	122
Amcor	41,263	485
AMP	104,257	418
Ansell	5,313	95
APA, Equity Units	40,246	276
Aristocrat Leisure	22,550	331
ASX	6,929	263
Aurizon Holdings	70,084	270
AusNet Services	62,483	82
Australia & New Zealand Banking	105,449	2,581
Bank of Queensland	13,555	121
Bendigo & Adelaide Bank	16,570	152
BHP Billiton Limited	114,673	2,042
BlueScope Steel	20,324	178
Boral	42,105	194
Brambles	56,129	434
Caltex Australia	9,420	210
Challenger	20,577	203
Cimic	3,461	96
Coca-Cola Amatil	19,721	138
Cochlear	2,025	212
Commonwealth Bank of Australia	61,889	4,042
Computershare	17,370	191
Crown Resorts	13,680	128

CSL	16,439	1,630
CSR	18,692	69
Dexus Property Group	34,539	264
Dominos Pizza Enterprises	2,288	105
Downer EDI	22,540	99
DUET, Equity Units	88,057	199
DuluxGroup	13,823	70
Fairfax Media	84,544	67
Flight Centre Travel	2,060	48
Fortescue Metals Group	57,146	227
Goodman Group	63,268	384
GPT Group	63,855	251
Harvey Norman Holdings	19,274	60
Healthscope	63,683	105
Iluka Resources	15,394	97
Incitec Pivot	60,953	173
Insurance Australia	86,503	402
IOOF Holdings	11,035	73
James Hardie Industries, GDR	16,097	272
LendLease, Equity Units	19,628	236
Macquarie Atlas Roads, Equity Units	18,165	73
Macquarie Group	11,064	769
Magellan Financial	4,635	82
Medibank	97,981	213
Metcash Trading (1)	35,041	56
Mirvac Group	131,679	224
National Australia Bank	95,189	2,416
Newcrest Mining	27,389	439
Nufarm	5,923	45
Oil Search	41,714	225
Orica	13,213	183
Origin Energy (1)	62,035	334
Orora	44,662	101
OZ Minerals	11,045	59

Perpetual	1,590	63
Platinum Asset Management	8,157	28
Qantas Airways	35,953	114
QBE Insurance	48,713	468
Ramsay Health Care	4,671	250
Rea Group	1,940	89
Rio Tinto	15,186	687
Santos (1)	74,809	194
Scentre	183,576	592
SEEK	12,241	156
Seven West Media	33,814	19
Shopping Centres Australasia	27,298	47
Sims Metal Management	5,867	54
Sonic Healthcare	14,697	243
South32	189,317	392
Star Entertainment	29,898	125
Stockland	85,103	309
Suncorp Group	45,774	472
Sydney Airport, Equity Units	39,926	206
Tabcorp Holdings	30,496	108
Tatts Group	51,972	167
Telstra	153,298	484
TPG Telecom	12,186	54
Transurban Group, Equity Units	73,354	670
Treasury Wine Estates	26,260	236
Vicinity Centres	116,897	252
Vocus	21,283	54
Wesfarmers	40,604	1,307
Westfield	68,758	468
Westpac Banking	120,554	3,160
Whitehaven Coal (1)	24,690	51
Woodside Petroleum	26,323	634
Woolworths	46,062	926

WorleyParsons (1)	7,738	65
		37,099
Mutual Funds 0.1%		
iShares MSCI Australia Index Fund, ETF (USD) (2)	21,800	490
		490
Total Australia (Cost $32,817)		37,589
AUSTRIA 0.2%		
Common Stocks 0.2%		
Andritz	2,554	141
Erste Group Bank	10,178	364
Immoeast, EC (1)(3)	16,465	—
OMV	5,108	235
Raiffeisen Bank International (1)	4,718	108
Telekom Austria	5,012	35
Vienna Insurance Group	1,396	36
Voestalpine	4,136	173
Total Austria (Cost $1,284)		1,092
BELGIUM 1.1%		
Common Stocks 1.1%		
Ackermans & Van Haaren	884	145
Ageas	7,098	291
Anheuser-Busch InBev (2)	28,860	3,255
Bpost	3,547	85
Colruyt	2,326	120
Groupe Bruxelles Lambert (2)	2,753	264
KBC	9,884	714
Proximus	4,980	152
Sofina	551	79
Solvay	2,501	318
Telenet (1)	1,736	105

UCB (2)	4,273	333
Umicore	3,258	191
Total Belgium (Cost $3,675)		6,052

CANADA 0.0%

Common Stocks 0.0%		
International Petroleum (SEK) (1)	2,092	8
Total Canada (Cost $5)		8

CHILE 0.0%

Common Stocks 0.0%		
Antofagasta (GBP)	12,588	137
Total Chile (Cost $102)		137

CHINA 0.2%

Common Stocks 0.2%		
AAC Technologies Holdings (HKD)	25,000	367
China Mengniu Dairy (HKD)	99,000	191
China Travel International Investment (HKD)	90,000	26
Hopewell Highway Infrastructure (HKD)	35,025	20
Lifestyle China (HKD) (1)	17,000	6
Minth Group (HKD)	20,000	74
Semiconductor Manufacturing International (HKD) (1)	99,500	126
Shougang Fushan Resources Group (HKD)	132,000	24
Shui On Land (HKD)	121,933	27
Sun Art Retail (HKD)	80,000	82
Tingyi (Cayman Island) (HKD)	68,000	87
Towngas China (HKD)	36,000	22
Uni-President China Holdings (HKD) (2)	48,600	34
Want Want China Holdings (HKD)	212,000	152
Xinyi Solar Holdings (HKD) (2)	102,000	32

Yangzijiang Shipbuilding (SGD)	73,700	61
Total China (Cost $1,055)		1,331

DENMARK 1.5%

Common Stocks 1.5%

Carlsberg, Series B	3,752	374
Chr. Hansen Holding	3,125	210
Coloplast, Class B	3,559	305
Danske Bank	26,506	964
De Sammenslut Vogn, B Shares	6,572	366
DONG Energy	3,814	150
Genmab (1)	1,969	392
H. Lundbeck	2,095	107
ISS Holdings	6,555	272
Jyske Bank	2,497	133
Maersk, Series A	170	282
Maersk, Series B	211	364
Novo Nordisk, B Shares	66,767	2,600
Novozymes, B Shares	7,873	340
Pandora	3,899	421
Tele Danmark	28,422	152
Tryg	4,152	80
Vestas Wind Systems	7,957	685
William Demant Holding (1)	4,090	94
Total Denmark (Cost $4,695)		8,291

EGYPT 0.0%

Common Stocks 0.0%

OCI (EUR) (1)	2,915	57
Total Egypt (Cost $118)		57

EUROPE/FAR EAST 0.4%

Mutual Funds 0.4%

iShares MSCI EAFE Index Fund ETF	32,500	2,074
Total Europe/Far East (Cost $1,651)		2,074

FINLAND 1.0%

Common Stocks 1.0%

Elisa Communications	5,669	193
Fortum	15,796	230
Huhtamaki, Series I	3,665	142
Kesko, B Shares	2,406	113
Kone, B Shares	13,638	624
Metso	4,761	170
Neste	4,561	186
Nokia	147,910	845
Nokia, Ordinary Shares	57,926	331
Nokian Renkaat	4,792	206
Orion, Class B	3,608	207
Sampo, A Shares	16,900	809
Stora Enso, R Shares	20,386	242
UPM-Kymmene	19,104	503
Wartsila	5,626	342
Total Finland (Cost $5,845)		5,143

FOREIGN/EUROPE 0.3%

Mutual Funds 0.3%

iShares MSCI Eurozone Index Fund ETF (2)	40,600	1,593
Total Foreign/Europe (Cost $1,541)		1,593

FRANCE 9.2%

Common Stocks 9.2%

Accor (1)	6,156	281

Aeroports de Paris	1,018	136
Air Liquide	13,911	1,676
Airbus	19,788	1,601
Alstom (1)	5,457	173
Amundi	1,780	117
ArcelorMittal (1)	65,825	517
Arkema	2,514	266
Atos	3,252	426
AXA	69,320	1,849
BIC	946	106
Biomerieux	504	101
BNP Paribas	35,336	2,494
Bollore	34,783	142
Bouygues (1)(2)	7,138	300
Bureau Veritas	9,147	212
Capgemini	5,713	572
Carrefour	20,112	474
Casino Guichard Perrachon	1,998	120
Christian Dior	1,862	511
CNP Assurances	5,863	122
Compagnie de Saint-Gobain	17,069	921
Credit Agricole	40,815	607
Danone	20,483	1,433
Dassault Aviation	73	100
Dassault Systemes	4,549	406
Edenred	8,305	213
Eiffage	2,559	217
Electricite de France	16,173	135
Engie	55,932	789
Engie (1)(3)	2,058	—
Essilor International	7,267	942
Euler Hermes	558	54
Eurazeo	1,453	98
Eurofins Scientific	339	167

Eutelsat Communications	6,241	148
Faurecia	2,628	128
Fonciere des Regions	1,430	128
Gecina	1,419	202
Groupe Eurotunnel	16,366	180
Hermes International	858	410
ICADE	1,253	93
Iliad	832	202
Imerys	1,329	114
Ingenico	1,944	176
Ipsen	1,229	143
JCDecaux	2,620	92
Kering	2,675	829
Klepierre	7,280	286
L'Oreal (2)	8,665	1,726
Lagardere	4,079	125
Legrand	9,537	617
LVMH Moet Hennessy Louis Vuitton (2)	9,061	2,237
Michelin	6,490	849
Natixis	33,239	231
Orange	68,490	1,060
Orpea	1,497	153
Pernod Ricard	7,623	954
Peugeot (1)(2)	14,195	298
Plastic Omnium	2,044	80
Publicis Groupe	7,349	531
Remy Cointreau	839	85
Renault	6,181	576
Rexel	10,677	191
Safran	10,624	880
Sanofi	40,383	3,816
Sartorius Stedim Biotech	849	57
Schneider Electric	19,560	1,549
SCOR (1)	5,586	221

SEB	956	154
SFR (1)	3,274	107
Societe Generale	26,405	1,448
Sodexo	3,247	413
STMicroelectronics	22,524	362
Suez (2)	12,120	199
Teleperformance	2,025	255
Thales	3,754	395
Total	79,555	4,084
Unibail-Rodamco	3,537	868
Valeo	8,467	609
Veolia Environnement	17,519	333
Vinci (2)	16,799	1,432
Vivendi (1)(2)	38,887	771
Wendel	1,059	148
Zodiac Aerospace	7,054	171
Total France (Cost $43,901)		49,394

GERMANY 8.7%

Common Stocks 8.2%

Adidas	7,214	1,446
Allianz	16,474	3,136
Axel Springer	1,547	87
BASF	33,401	3,254
Bayer	29,724	3,678
Beiersdorf	3,540	352
BMW	11,733	1,121
Brenntag	5,480	325
Commerzbank (1)	36,869	361
Continental	3,879	869
Covestro	3,377	263
Daimler	37,251	2,776
Deutsche Bank (1)	74,859	1,346
Deutsche Boerse	6,706	656

Deutsche Lufthansa (1)	8,205	142
Deutsche Post	34,683	1,247
Deutsche Telekom	116,300	2,040
Deutsche Wohnen	12,097	414
E.ON	74,479	581
Evonik Industries	5,471	183
Fielmann	893	68
Fraport	1,308	103
Fresenius	14,510	1,177
Fresenius Medical Care	7,690	683
Fuchs Petrolub	2,882	130
GEA Group	6,281	267
Hannover Rueck	2,139	257
Heidelberger Zement	5,345	495
Hella	1,576	78
Henkel	2,415	282
HOCHTIEF	762	137
Hugo Boss	2,284	174
Infineon Technologies	40,274	832
Innogy	4,532	167
Kion	2,322	157
KS (2)	6,810	162
Lanxess	3,246	234
Leg Immobilien	2,233	192
Linde	6,644	1,194
Man	1,254	132
Merck	4,640	545
METRO	5,880	193
Mtu Aero Engines (1)	1,809	259
Munich Re	5,146	987
Osram Licht	2,976	199
ProSiebenSat.1 Media	8,141	346
Qiagen	8,101	243
Rational (2)	146	73

RTL Group	1,377	107
RWE	18,005	298
SAP	32,340	3,239
Siemens	27,502	3,945
Suedzucker	2,911	62
Symrise	4,312	302
Talanx	1,391	50
Telefonica Deutschland Holding	24,887	121
ThyssenKrupp	15,101	360
Uniper (1)	6,915	113
United Internet	4,301	198
Volkswagen	1,075	173
Vonovia	16,737	606
Wacker Chemie	546	58
Wirecard (2)	4,086	242
Zalando (1)	3,828	169
		44,086
Preferred Stocks 0.5%		
BMW	1,941	160
Fuchs Petrolub	1,048	54
Henkel	7,790	1,060
Porsche Automobile Holdings	5,431	318
Sartorius	1,216	111
Volkswagen	6,573	1,043
		2,746
Total Germany (Cost $36,052)		46,832

HONG KONG 3.3%

Common Stocks 3.2%		
AIA Group	433,400	3,000
ASM Pacific Technology	8,900	132
Bank of East Asia	42,780	177
BOC Hong Kong Holdings	129,000	530

Brightoil Petroleum Holdings (1)	109,000	30
Cafe de Coral	12,000	39
Cathay Pacific Airways	38,000	55
Champion REIT	89,000	58
Cheung Kong Infrastructure	23,000	201
Cheung Kong Property Holdings	100,300	718
China Oceanwide Holdings (1)	138,000	14
Chow Tai Fook Jewellery	39,000	43
CK Hutchison Holdings	101,300	1,265
CLP Holdings	55,400	584
Dah Sing Banking Group	7,040	14
Dah Sing Financial	7,400	56
Esprit Holdings (1)	67,718	53
FIH Mobile	103,000	35
First Pacific	86,750	67
Galaxy Entertainment	76,000	422
Global Brands Group Holding (1)	215,200	25
Great Eagle Holdings	10,000	50
Guotai Junan International	89,000	28
Haitong International Securities	74,000	40
Hang Lung Group	31,000	129
Hang Lung Properties	71,000	186
Hang Seng Bank	27,500	557
Henderson Land Development	40,521	257
Hong Kong & China Gas	269,811	539
Hong Kong Exchanges and Clearing	43,700	1,075
Hongkong Land Holdings (USD)	41,800	322
Hopewell Holdings	20,500	78
Hutchison Telecommunications HK Holdings	43,000	13
Hysan Development	22,000	104
Jardine Matheson Holdings (USD)	7,400	476
Jardine Strategic Holdings (USD)	8,000	338
Johnson Electric	13,625	42
Kerry Logistics Network	19,750	28

Kerry Properties	21,500	80
Kingston Financial	126,000	44
L'Occitane	16,250	34
Li & Fung	209,200	88
Lifestyle International	17,000	24
Melco International Development	28,000	57
MGM China Holdings	28,000	64
MTR	50,500	291
New World Development	194,500	242
NWS Holdings (2)	51,000	96
Orient Overseas International	7,700	41
PCCW	147,000	83
Power Assets Holdings	47,500	427
Sa Sa International Holdings	36,000	15
Samsonite International	47,100	181
Sands China	86,000	389
Shangri-La Asia	39,500	57
Shun Tak Holdings	70,500	26
Sino Land	111,800	189
SJM Holdings	69,000	67
Sun Hung Kai Properties	51,000	764
Swire Pacific, Class A	18,000	174
Swire Properties	41,600	139
Techtronic Industries	44,500	191
Television Broadcasts (2)	10,600	41
Texwinca Holdings	24,000	16
The Link	80,000	575
VTech Holdings	5,700	72
WH Group	271,000	242
Wharf Holdings	43,100	367
Wheelock	29,000	226
Wynn Macau (1)	51,600	113
Xinyi Glass Holdings	70,000	62

Yue Yuen Industrial	26,500	105
		17,362
Mutual Funds 0.1%		
iShares MSCI Hong Kong Index Fund, ETF (USD) (2)	10,000	229
		229
Total Hong Kong (Cost $12,576)		17,591

IRELAND 0.6%

Common Stocks 0.6%

Bank of Ireland (1)	975,720	246
CRH	29,898	1,089
DCC (GBP)	3,129	289
Glanbia	6,206	121
Kerry Group, Class A	5,298	433
Kingspan	6,359	221
Paddy Power Betfair (GBP)	2,906	324
Ryanair Holdings, ADR (USD) (1)	1,212	111
Smurfit Kappa	8,308	223
Total Ireland (Cost $2,348)		3,057

ISRAEL 0.5%

Common Stocks 0.5%

Airport City (1)	2,272	30
Aloni Hetz Properties & Investments	3,456	32
Amot Investments	3,739	18
Azrieli	1,568	83
Bank Hapoalim	35,505	221
Bank Leumi Le-Israel (1)	46,498	217
Bezeq the Israeli Telecommunication	72,578	122
Delek Automotive Systems	1,026	9
Delek Energy Systems (1)	23	12
Delek Group	172	39

Elbit Systems	872	104
First International Bank of Israel	1,627	27
Frutarom Industries	1,342	79
Gazit Globe	3,440	35
Harel Insurance	3,700	20
Israel (1)	85	15
Israel Chemicals	16,661	72
Israel Discount Bank, Class A (1)	40,513	98
Melisron	491	27
Nice	1,914	129
Oil Refineries	34,368	14
Paz Oil	160	26
Shikun & Binui	6,692	17
Strauss Group	1,237	22
Teva Pharmaceutical Industries	32,788	1,040
Tower Semiconductor (1)	2,881	63
United Mizrahi Bank	4,276	69
Total Israel (Cost $2,905)		2,640

ITALY 2.1%

Common Stocks 2.1%

Assicurazioni Generali	45,278	717
Atlantia	19,211	487
Banca Mediolanum	9,105	70
Buzzi Unicem	3,214	82
Cnh Industrial	32,534	359
Davide Campari-Milano	10,061	119
Enel	274,482	1,305
Eni (2)	88,760	1,377
Exor	4,040	227
Ferrari	4,691	353
Fiat Chrysler Automobiles (1)	38,414	436
FinecoBank Banca Fineco	14,257	101
Intesa Sanpaolo	30,902	85

Intesa Sanpaolo	436,314	1,274
Italgas (1)	17,507	79
Leonardo (1)	13,559	213
Luxottica	5,670	328
Mediaset	12,579	51
Mediobanca	19,689	189
Moncler	5,682	140
Parmalat	11,178	38
Poste Italiane	16,214	111
Prada (HKD)	18,200	85
Prysmian	7,680	222
Recordati	3,619	134
Saipem (1)	203,655	88
Salvatore Ferragamo	2,238	72
Snam	86,841	384
Telecom Italia	240,704	172
Telecom Italia (1)	383,334	340
Terna Rete Elettrica Nazionale	50,773	256
UniCredit (1)	75,243	1,225
Unione di Banche Italiane	30,758	129
UnipolSai	38,734	89
		11,337
Preferred Stocks 0.0%		
Buzzi Unicem	364	6
		6
Total Italy (Cost $14,416)		11,343
JAPAN 22.7%		
Common Stocks 22.4%		
ABC-Mart	900	50
ACOM (1)	14,200	63
Adastria	1,000	25
Advantest (2)	6,400	120

Aeon	24,700	366
AEON Financial Service (2)	4,200	81
Aeon Mall	4,140	70
AIFUL (1)(2)	10,200	31
Ain Holdings	900	62
Air Water	5,400	104
Aisin Seiki	6,900	338
Ajinomoto	18,200	355
Alfresa Holdings	6,600	119
Alps Electric	6,800	200
Amada Holdings	12,700	151
ANA Holdings	42,000	126
Aoyama Trading	1,800	64
Aozora Bank	41,000	149
Aplus Financial (1)	3,700	4
Ariake Japan	600	38
Asahi Glass	34,000	295
Asahi Group Holdings	13,600	514
Asahi Intecc	1,800	80
Asahi Kasei	45,000	429
Asics	6,300	111
ASKUL (2)	800	23
Astellas Pharma	75,680	998
Autobacs Seven	2,700	41
AWA Bank	7,000	46
Azbil	2,500	84
Bandai Namco Holdings	7,000	220
Bank of Kyoto	13,000	103
Benesse Holdings	2,600	78
Bic Camera	5,700	57
Bridgestone	23,100	964
Brother Industries	8,400	173
Calbee (2)	2,700	94
Canon	37,600	1,248

Canon Sales	1,700	36
Capcom	1,800	39
Casio Computer	8,300	117
Central Japan Railway	6,500	1,090
Chiba Bank	24,000	161
Chiyoda	5,000	33
Chubu Electric	25,200	338
Chugai Pharmaceutical	7,800	277
Chugoku Bank	6,400	95
Chugoku Electric Power	10,800	118
Citizen Watch	11,000	73
Coca-Cola Bottlers Japan	4,250	127
COLOPL (2)	1,700	16
COMSYS Holdings	4,100	78
Concordia Financial	43,000	198
Cookpad	1,700	14
Cosmo Energy Holdings	2,400	38
Cosmos Pharmaceutical	300	61
Credit Saison	5,900	107
CyberAgent	3,600	112
Dai Nippon Printing	22,000	245
Dai-ichi Life Holdings	40,600	692
Daicel	11,100	127
Daido Steel	13,000	72
Daifuku	4,000	101
Daiichi Sankyo	23,600	524
Daiichikosho	1,500	65
Daikin Industries	9,600	933
Daikyo	12,000	25
Daishi Bank	12,000	48
Daito Trust Construction	2,600	383
Daiwa House Industry	23,200	690
Daiwa Securities Group	61,000	371
DeNA	3,800	81

Denka	16,000	82
Denso	17,900	773
Dentsu	8,000	452
DIC	3,000	107
Disco	1,000	158
DMG Mori	3,700	61
Don Quijote Holdings	4,200	153
Dowa Holdings	8,250	61
East Japan Railway	13,400	1,203
Ebara	3,500	107
Eisai	9,500	499
Electric Power Development, Class C	6,500	151
Exedy	1,000	27
Ezaki Glico	1,900	100
FamilyMart UNY Holdings	2,890	163
FANUC	7,000	1,425
Fast Retailing	1,800	588
FP	800	38
Fuji Electric	21,000	115
FUJIFILM Holdings	14,300	531
Fujikura	10,000	75
Fujitsu	70,000	437
Fujitsu General	2,000	42
Fukuoka Financial	26,000	119
Fukuyama Transporting	5,000	30
Furukawa Electric	2,300	93
Glory Limited	2,100	70
GMO Payment Gateway (2)	600	27
Gree	3,300	26
GS Yuasa	14,000	65
GungHo Online Entertainment	13,100	29
Gunma Bank	16,200	87
H2O Retailing	3,200	54
Hachijuni Bank	15,000	89

Hakuhodo Dy Holdings	8,800	107
Hamamatsu Photonics	4,900	144
Hankyu Hanshin Holdings	8,100	268
Haseko	10,000	114
Heiwa	2,000	52
Hikari Tsushin	800	77
Hino Motors	9,600	120
Hirose Electric	1,160	156
Hiroshima Bank	21,000	91
HIS (2)	1,300	31
Hisamitsu Pharmaceutical	2,600	133
Hitachi	167,000	923
Hitachi Capital	1,500	37
Hitachi Chemical	3,800	109
Hitachi Construction Machinery	3,700	95
Hitachi High-Technologies	2,300	92
Hitachi Kokusai Electric	1,800	40
Hitachi Metals	7,000	98
Hitachi Transport System	1,500	32
Hokkaido Electric Power	6,500	47
Hokugin Financial Group	4,800	75
Hokuriku Electric	7,000	65
Honda Motor	64,500	1,877
Horiba	1,400	83
Hoshizaki	1,900	159
House Foods	2,700	60
HOYA	14,100	674
Hulic	12,700	120
Ibiden	3,800	67
Ichigo	7,400	21
Idemitsu Kosan	3,600	115
IHI (1)	53,000	179
Iida Group Holdings	5,800	92
Inpex	32,800	314

Isetan Mitsukoshi Holdings	13,220	144
Isuzu Motors	19,400	264
Ito En	2,100	76
ITOCHU	51,700	732
ITOCHU Techno-Solutions	1,600	47
Itoham Yonekyu Holdings	6,000	55
Iyo Bank	9,700	69
Izumi	1,400	70
J. Front Retailing	8,800	127
JAFCO	1,100	39
Japan Airlines	1,600	51
Japan Airport Terminal	2,000	69
Japan Aviation Electronics Industry	2,000	27
Japan Display (1)(2)	13,900	31
Japan Exchange	19,500	273
Japan Petroleum Exploration	1,100	24
Japan Post Bank	14,700	183
Japan Post Holdings	16,100	200
Japan Post Insurance	2,500	57
Japan Steel Works	2,200	35
Japan Tobacco	43,100	1,434
JFE Holdings	18,275	312
JGC	7,700	134
JSR	6,700	122
Jtekt	8,000	126
Juroku Bank	13,000	41
JXTG Holdings	114,120	515
K's Holdings	3,000	58
Kagome	2,800	76
Kajima	33,000	224
Kakaku.com	4,900	71
Kaken Pharmaceutical	1,300	77
Kamigumi	8,000	73
Kandenko 1942	4,000	40

Kaneka	10,000	79
Kansai Electric Power	26,100	353
Kansai Paint	6,900	153
Kao	17,800	982
Kawasaki Heavy Industries	51,000	154
Kawasaki Kisen Kaisha (1)	31,000	81
KDDI	66,600	1,766
Keihan Holdings	18,000	113
Keikyu	18,000	207
Keio	21,000	168
Keisei Electric Railway	5,000	119
Kewpie	4,100	104
Keyence	3,328	1,338
Kikkoman	6,300	194
Kinden	4,900	74
Kintetsu Group Holdings	64,000	234
Kirin Holdings	30,200	588
Kissei Pharmaceutical	1,200	31
Kobayashi Pharmaceutical	2,300	121
Kobe Steel (1)	10,600	94
Koei Tecmo Holdings	1,800	36
Koito Manufacturing	4,100	212
Komatsu	33,800	903
Komeri	1,000	25
Konami Holdings	3,400	142
Konica Minolta	16,000	142
Kose	1,000	95
Kubota	40,400	636
Kuraray	12,500	202
Kurita Water Industries	4,100	106
Kusuri no Aoki Holdings	600	26
Kyocera	11,200	634
KYORIN Holdings	1,700	36
Kyowa Hakko Kirin	9,200	158

Kyudenko	1,300	37
Kyushu Electric Power (2)	16,500	178
Kyushu Financial	14,060	88
Kyushu Railway	5,800	182
Lawson	1,700	113
Leopalace21	8,800	47
LINE (1)	1,300	45
Lintec	1,800	40
Lion	9,000	163
LIXIL	9,300	232
M3	7,200	184
Mabuchi Motor	1,900	107
Maeda Road Construction	2,000	37
Makita	8,800	314
Marubeni	55,600	343
Marui Group	7,900	108
Maruichi Steel Tube	2,300	65
Matsui Securities	3,900	32
Matsumotokiyoshi Holdings	1,400	70
Mazda Motor	20,200	298
Mebuki Financial	36,700	144
MEDIPAL Holdings	5,600	93
Megmilk Snow Brand	1,900	57
MEIJI Holdings	4,940	420
MinebeaMitsumi	15,200	220
Miraca Holdings	2,100	97
Misumi	9,600	182
Mitsubishi	46,100	995
Mitsubishi Chemical (2)	46,900	367
Mitsubishi Electric	70,900	989
Mitsubishi Estate	42,400	812
Mitsubishi Gas Chemical	7,000	150
Mitsubishi Heavy Industries	102,000	409
Mitsubishi Logistics	5,000	65

Mitsubishi Materials	4,500	134
Mitsubishi Motors	22,500	144
Mitsubishi Shokuhin	500	16
Mitsubishi Tanabe Pharma	8,000	162
Mitsubishi UFJ Financial	482,290	3,056
Mitsubishi UFJ Lease & Finance	15,600	82
Mitsui	60,600	856
Mitsui Chemicals	33,000	169
Mitsui Engineer & Shipbuilding	27,000	41
Mitsui Fudosan	34,000	748
Mitsui Osk Lines (2)	40,000	122
Miura	3,500	59
Mizuho Financial Group	911,000	1,665
Mochida Pharmaceutical	500	38
MonotaRO (2)	2,200	72
Morinaga	1,500	71
MS&AD Insurance Group Holdings	18,200	593
Murata Manufacturing	6,800	913
Nabtesco	4,200	119
Nagase & Company	4,100	59
Nagoya Railroad	33,000	152
Nankai Electric Railway	20,000	98
NEC	94,000	234
Nexon	5,000	85
NGK Insulators	9,500	203
NGK Spark Plug	7,000	152
NH Foods	7,000	199
NHK Spring	6,100	68
Nichirei	4,000	100
Nidec	8,672	796
Nifco	1,500	75
Nihon Kohden	2,800	63
Nihon M & A Center	2,200	75
Nikon (2)	12,500	178

Nintendo	3,900	987
Nippo	2,000	39
Nippon Electric Glass	14,500	90
Nippon Express	27,000	148
Nippon Kayaku	6,000	82
Nippon Paint Holdings	5,500	211
Nippon Paper Industries	3,500	66
Nippon Shinyaku	1,900	101
Nippon Shokubai	1,200	81
Nippon Steel & Sumitomo Metal	28,205	635
Nippon Telegraph & Telephone	8,600	369
Nippon Yusen (1)	59,000	119
Nipro	4,200	64
Nishi-Nippon Financial Holdings	5,200	50
Nishi-Nippon Railroad	14,000	59
Nissan Chemical Industries	5,100	158
Nissan Motor	71,700	683
Nissan Shatai	2,800	26
Nisshin Seifun Group	9,655	148
Nisshin Steel (2)	3,200	39
Nisshinbo Holdings	4,800	49
Nissin Foods	2,600	149
Nitori	2,700	351
Nitto Denko	5,500	414
NOK	4,200	100
Nomura Holdings	121,500	730
Nomura Real Estate	4,400	74
Nomura Research Institute	3,927	137
North Pacific Bank	10,400	40
NS Solutions	1,200	26
NSK	16,300	223
NTN	16,000	82
NTT Data	4,500	209
NTT DoCoMo	46,700	1,130

NTT Urban Development	3,900	35
Obayashi	24,100	234
Obic	2,400	130
OBIC Business Consultants	200	10
Odakyu Electric Railway	11,000	214
Oji Holdings	32,000	155
Okuma	5,000	52
Olympus	10,000	386
Omron	7,000	293
Ono Pharmaceutical	16,200	334
Oracle Corporation Japan	1,200	69
Orient	20,400	36
Oriental Land	6,900	396
ORIX	47,100	720
Osaka Gas	70,000	262
OSG	2,600	54
Otsuka	1,900	102
Otsuka Holdings	15,200	700
Panahome (2)	3,000	33
Panasonic	76,395	914
Park24	3,700	95
PeptiDream (1)(2)	1,400	84
Pigeon	3,800	118
Pilot	1,300	53
Pola Orbis Holdings	2,800	65
Rakuten	29,900	306
Recruit Holdings	11,700	591
Relo	4,000	66
Rengo	8,000	48
Resona Holdings	77,700	432
Resorttrust (2)	2,300	40
Ricoh	24,200	202
Rinnai	1,300	108
Rohm	3,200	225

Rohto Pharmaceutical	3,400	63
Ryohin Keikaku	900	203
San-In Godo Bank	5,400	44
Sankyo-Gunma	1,900	66
Sanrio	2,300	42
Santen Pharmaceutical	14,200	200
Sanwa Holdings	7,400	75
Sapporo	2,300	64
Sawai Pharmaceutical	1,200	66
SBI Holdings	7,040	98
SCREEN Holdings	1,400	102
SCSK	1,600	64
Secom	7,000	508
Sega Sammy Holdings	7,040	95
Seibu Holdings	9,000	157
Seiko Epson	9,900	203
Seino Holdings	5,500	64
Sekisui Chemical	13,200	222
Sekisui House	20,700	344
Senshu Ikeda Holdings	10,220	43
Seven & i Holdings	28,052	1,185
Seven Bank (2)	24,400	82
Sharp (1)(2)	51,000	185
Shiga Bank	9,000	47
Shikoku Electric Power	5,800	70
Shimachu	1,700	39
Shimadzu	10,000	170
Shimamura	800	109
Shimano	2,800	429
Shimizu	20,000	192
Shin-Etsu Chemical	14,800	1,286
Shinsei Bank	59,000	110
Shionogi	10,500	541
Shiseido	14,100	382

Shizuoka Bank	19,000	160
Shochiku	4,000	46
Showa Denko (1)	4,700	90
Showa Shell Sekiya	7,200	70
Sky Perfect JSAT Holdings	4,500	21
Skylark	3,600	54
SMC	2,100	592
Softbank	31,000	2,351
Sohgo Security Services	2,500	109
Sojitz	45,500	116
Sompo Holdings	13,100	495
Sony	45,100	1,548
Sony Financial	6,200	103
Sotetsu Holdings	14,000	65
Square Enix Holdings	2,800	81
Stanley Electric	5,300	155
Start Today	6,300	134
Subaru	22,000	834
Sugi	1,300	64
SUMCO	7,800	137
Sumitomo	40,400	540
Sumitomo Chemicals	54,000	305
Sumitomo Dainippon Pharma	5,700	94
Sumitomo Electric Industries	26,900	439
Sumitomo Forestry	4,700	72
Sumitomo Heavy Industries	20,000	140
Sumitomo Metal Mining	17,000	230
Sumitomo Mitsui Financial	46,600	1,730
Sumitomo Mitsui Trust Holdings (2)	13,612	466
Sumitomo Osaka Cement	14,000	61
Sumitomo Real Estate Sales	680	22
Sumitomo Realty & Development	16,000	432
Sumitomo Rubber Industries	6,400	115
Sundrug	2,400	84

Suntory Beverage & Food	4,500	203
Suruga Bank	6,200	130
Suzuken Aichi Japan	3,080	102
Suzuki Motor	14,700	614
Sysmex	5,100	311
T&D Holdings	22,200	330
Tadano	4,000	52
Taiheiyo Cement	44,000	146
Taisei	38,000	290
Taisho Pharmaceutical Holdings	1,600	132
Taiyo Nippon Sanso	5,400	65
Taiyo Yuden (2)	3,900	48
Takara Holdings	6,500	70
Takashimaya (2)	11,000	101
Takeda Pharmaceutical	27,500	1,319
TDK	4,300	266
Teijin	6,300	122
Temp Holdings	6,100	115
Terumo	11,200	409
The 77 Bank	13,000	56
The Keiyo Bank	9,000	39
THK	4,200	108
TIS	2,900	73
Tobu Railway	36,000	183
Toda	8,000	49
Toho	4,200	121
Toho Gas	16,000	114
Tohoku Electric Power (2)	17,300	231
Tokai Rika	1,900	35
Tokai Tokyo Financial Holdings	8,200	41
Tokio Marine Holdings	25,200	1,063
Tokyo Broadcasting	1,200	21
Tokyo Century	1,700	59
Tokyo Electric Power (1)	55,500	216

Tokyo Electron	5,600	680
Tokyo Gas	75,000	348
Tokyo Tatemono	7,300	100
Tokyu	36,000	258
Tokyu Fudosan Holdings	18,400	100
Topcon	3,700	65
Toppan Forms	1,400	14
Toppan Printing (2)	19,000	191
Toray Industries	54,500	482
Toshiba (1)(2)	136,000	274
Tosoh	23,000	216
TOTO	5,100	195
Toyo Seikan Group Holdings	5,700	96
Toyo Suisan Kaisha	3,300	124
Toyo Tire & Rubber	3,600	63
Toyobo	33,000	58
Toyoda Gosei	2,700	72
Toyota Boshoku	2,200	47
Toyota Industries	5,800	289
Toyota Motor	98,658	5,339
Toyota Tsusho	8,000	253
Trend Micro Japan	4,100	180
TS Tech	1,900	50
Tsumura	2,500	81
Tsuruha	1,300	132
TV Asahi Holdings	800	15
Ube Industries	39,000	91
Unicharm	13,900	338
USHIO	4,200	53
USS	7,800	138
Wacoal	4,000	51
Welcia Holdings	1,800	58
West Japan Railway	6,600	441
Yahoo! Japan	46,600	200

Yakult Honsha	3,700	211
Yamada Denki	26,000	137
Yamaguchi Financial Group	8,000	89
Yamaha	5,900	164
Yamaha Motor	10,000	237
Yamato	12,700	274
Yamato Kogyo	1,500	37
Yamazaki Baking	4,700	99
Yaskawa Electric	7,900	151
Yokogawa Electric	8,700	134
Yokohama Rubber	3,700	73
Zenkoku Hosho	1,800	65
Zensho Holdings	3,300	56
Zeon	5,000	57
		120,771
Mutual Funds 0.3%		
iShares MSCI Japan Index Fund, ETF (USD) (2)	26,525	1,375
		1,375
Total Japan (Cost $102,192)		122,146
LUXEMBOURG 0.1%		
Common Stocks 0.1%		
SES, GDR (2)	12,680	277
Total Luxembourg (Cost $233)		277
MACAU 0.0%		
Common Stocks 0.0%		
Macau Legend Development (HKD) (1)	59,000	11
Total Macau (Cost $57)		11

MALTA 0.0%

Common Stocks 0.0%		
BGP Holdings (EUR) (3)	347,336	23
Total Malta (Cost $—)		23

MEXICO 0.0%

Common Stocks 0.0%		
Fresnillo (GBP)	6,012	113
Total Mexico (Cost $80)		113

NETHERLANDS 2.7%

Common Stocks 2.7%		
Abn Amro, GDR	9,949	261
Aegon	62,157	317
Akzo Nobel (2)	9,054	792
Akzo Nobel, Rights, 5/8/17 (1)	9,054	—
Altice, Class A (1)	14,791	368
Altice, Class B (1)	3,545	88
ASML Holding (2)	11,585	1,532
Boskalis Westminster	2,907	107
Gemalto	2,502	140
Gemalto	450	25
Grandvision	1,805	47
Heineken	8,542	762
Heineken Holding (2)	2,696	226
ING Groep	139,178	2,269
Koninklijke Ahold Delhaize (2)	45,419	941
Koninklijke DSM	6,346	454
Koninklijke KPN (2)	110,167	318
Koninklijke Philips	32,629	1,127
Koninklijke Vopak (2)	2,365	107
Nn	11,792	391

Randstad Holdings	3,888	232
Relx (2)	32,198	622
Relx, Rights, 5/29/17 (1)	32,198	—
Unilever, GDR	56,313	2,950
Wolters Kluwer	10,379	440
Wolters Kluwer, Rights, 5/23/17 (1)	10,379	—
Total Netherlands (Cost $10,848)		14,516

NEW ZEALAND 0.2%

Common Stocks 0.2%

Air New Zealand	17,907	31
Auckland International Airport	31,652	150
Contact Energy	26,307	94
Fisher & Paykel Healthcare, Class C	20,565	142
Fletcher Building	24,379	143
Kiwi Property	47,702	47
Mercury	24,777	55
Meridian Energy	44,751	85
Ryman Healthcare	15,074	89
SKY Network Television	14,473	38
SKYCITY Entertainment Group	23,194	70
Spark New Zealand	64,648	164
Vector	8,496	19
Xero (1)	3,398	51
Total New Zealand (Cost $1,081)		1,178

NORWAY 0.5%

Common Stocks 0.5%

Aker BP	3,636	62
DNB	38,609	603
Gjensidige Forsikring	6,048	93
Marine Harvest	13,249	220
Norsk Hydro	47,471	270

Orkla	27,693	251
Schibsted, B Shares	2,881	64
Schibsted, Class A	3,139	78
Statoil	34,846	574
Telenor	24,699	399
Yara International	6,259	233
Total Norway (Cost $2,805)		2,847

PORTUGAL 0.1%

Common Stocks 0.1%

Banco Espirito Santo (1)(3)	127,132	—
EDP - Energias de Portugal	81,672	270
EDP Renovaveis	7,116	54
Galp Energia	18,618	289
Jeronimo Martins	8,709	160
Total Portugal (Cost $956)		773

RUSSIA 0.0%

Common Stocks 0.0%

Polymetal International (GBP)	9,250	121
United RUSAL (HKD)	56,000	29
Total Russia (Cost $151)		150

SINGAPORE 1.2%

Common Stocks 1.2%

Ascendas Real Estate Investment Trust	84,900	156
BOC Aviation (HKD)	7,400	39
CapitaLand (1)	90,300	243
CapitaLand Commercial Trust	73,880	86
CapitaLand Mall Trust	94,500	133
City Developments	21,500	166
ComfortDelGro	74,112	145

Mutual Funds 0.0%		
iShares MSCI Singapore Index Fund, ETF (USD) (2)	4,800	110
		110
Total Singapore (Cost $5,612)		6,565
SOUTH KOREA 4.6%		
Common Stocks 4.3%		
AmorePacific	1,142	293
AmorePacific Group	1,050	121
BGF retail	764	74
BNK Financial	10,736	90
Celltrion	2,867	226
Cheil Worldwide	2,421	39
CJ	485	80
CJ CheilJedang	293	88
CJ Korea Express (1)	254	37
Coway	1,903	168
Daelim Industrial	999	70
Daewoo Engineering & Construction (1)	7,500	48
Daewoo Shipbuilding & Marine Engineering (1)(3)	343	3
DGB Financial	5,427	55
Dongbu Insurance	1,666	99
Dongsuh	1,168	32
Doosan	373	32
Doosan Heavy Industries	2,250	46
Doosan Infracore (1)	4,890	40
E-MART	744	150
GS Engineering & Construction (1)	1,608	44
GS Holdings	1,882	98
GS Retail	553	26
Hana Financial Group	10,531	362
Hankook Tire	2,644	137
Hanmi Pharm	250	68

Hanmi Science	479	25
Hanon Systems	6,300	47
Hanssem	360	70
Hanwha	1,720	60
Hanwha Chemical	3,044	67
Hanwha Life Insurance	8,200	44
Hanwha Techwin	1,337	61
Hite Jinro	1,044	19
Hotel Shilla	1,141	51
Hyosung	856	108
Hyundai Construction Equipment (1)	78	11
Hyundai Department Store	577	55
Hyundai Development Engineering & Construction	2,222	87
Hyundai Electric & Energy System (1)	81	12
Hyundai Engineering & Construction	2,558	109
Hyundai Glovis	654	83
Hyundai Heavy Industries (1)	1,239	180
Hyundai Marine & Fire Insurance	2,156	69
Hyundai Mipo Dockyard (1)	383	31
Hyundai Mobis	2,324	453
Hyundai Motor	5,226	661
Hyundai Robotics (1)	263	38
Hyundai Steel	2,644	127
Hyundai Wia	603	34
Industrial Bank of Korea	9,513	104
Kakao	1,144	91
Kangwon Land	3,823	121
KB Financial	14,719	647
KCC	206	62
KEPCO Engineering & Construction	306	7
KEPCO Plant Service & Engineering	796	40
Kia Motors	9,201	282
Korea Aerospace Industries	2,311	130
Korea Electric Power	9,109	363

Korea Gas	1,034	42
Korea Investment Holdings	1,381	62
Korea Zinc	360	135
Korean Air (1)	1,714	46
KT	1,063	34
KT&G	3,944	352
Kumho Petro Chemical	628	42
LG	3,192	190
LG Chemical	1,636	393
LG Display	8,020	207
LG Electronics	4,149	252
LG Hausys	245	21
LG Household & Health Care	362	275
LG Uplus	7,967	101
Lotte Chemical	515	155
Lotte Chilsung Beverage	23	34
Lotte Confectionery	200	36
Lotte Fine Chemical	576	19
Lotte Shopping	394	91
LS	620	35
Mando	236	48
Mirae Asset Daewoo	13,435	105
NAVER	952	669
NCsoft	612	194
NH Investment & Securities	4,897	57
NHN Entertainment (1)	556	30
Nong Shim	126	35
OCI	681	47
Orion	144	85
Ottogi	49	32
Paradise	1,649	20
POSCO	2,442	576
Posco Daewoo	1,763	37
S-Oil	1,527	134

S1 (1)	701	60
Samsung Biologics (1)	494	76
Samsung C&T	3,228	350
Samsung Card	1,224	43
Samsung Electro-Mechanics	2,020	130
Samsung Electronics	3,649	7,154
Samsung Engineering (1)	5,632	60
Samsung Fire & Marine	1,226	289
Samsung Heavy Industries (1)	9,441	89
Samsung Life Insurance	2,619	252
Samsung SDI	1,957	236
Samsung SDS	1,156	140
Samsung Securities	2,264	69
Shinhan Financial Group	16,350	683
Shinsegae	259	47
SK Holdings	1,192	254
SK Hynix	19,032	902
SK Innovation	2,171	326
SK Networks	5,570	39
SK Telecom	820	173
SKC	650	16
Woori Bank	18,047	237
Yuhan	298	61
		23,152
Mutual Funds 0.1%		
iShares MSCI South Korea Fund, ETF (USD) (2)	5,500	342
		342
Preferred Stocks 0.2%		
AmorePacific	344	57
Hyundai Motor	538	44
Hyundai Motor, 2nd Preference	1,542	134
LG Chemical	330	53

Samsung Electronics	637	981
		1,269
Total South Korea (Cost $19,445)		24,763

SPAIN 3.1%

Common Stocks 3.1%

Abertis Infraestructuras	22,402	394
Acciona	914	75
Acerinox	5,092	71
ACS Group	6,656	247
Aena	2,317	409
Amadeus IT, A Shares	14,897	804
Banco Bilbao Vizcaya Argentaria	240,516	1,927
Banco de Sabadell	185,144	356
Banco Popular Espanol (1)(2)	109,253	76
Banco Santander	521,188	3,397
Bankia	163,903	199
Bankinter	24,460	215
CaixaBank	128,186	582
Corporacion Financiera Alba	620	34
Distribuidora Internacional de Alimentacion	21,788	130
Enagas	8,044	211
Endesa	11,266	265
Ferrovial	17,701	377
Gamesa	7,961	172
Gas Natural	10,904	246
Grifols	12,106	325
Iberdrola	202,887	1,459
Industria De Diseno Textil	38,183	1,463
Mapfre	36,156	126
Mediaset Espana Comunicacion (1)	6,726	93
Merlin Properties Socimi	11,617	137
Red Electrica	15,353	299

Repsol	40,390	637
Telefonica	154,423	1,708
Zardoya Otis	7,045	65
		16,499
Preferred Stocks 0.0%		
Grifols, B Shares	9,014	192
		192
Total Spain (Cost $16,770)		16,691
SWEDEN 2.7%		
Common Stocks 2.7%		
Alfa Laval (2)	11,124	228
Assa Abloy, Class B (2)	33,724	730
Atlas Copco, A Shares	28,929	1,081
Atlas Copco, B Shares	6,677	222
Boliden (2)	9,701	277
Electrolux, Series B	7,910	235
Fastighets AB Balder, B Shares (1)	3,661	82
Getinge, B Shares	6,468	126
Hennes & Mauritz, B Shares	34,099	844
Hexagon, B Shares	9,203	401
Husqvarna, B Shares	13,297	132
Ica Gruppen	3,493	119
Industrivarden, A Shares	11,767	293
Industrivarden, C Shares	1,348	31
Investment AB Latour, B Shares	1,101	50
Investor, B Shares	16,248	742
Kinnevik, Class B	7,204	192
L E Lundbergforetagen, B Shares (2)	928	67
LM Ericsson, B Shares	107,044	695
Lundin Petroleum (1)	6,278	120
Melker Schorling	378	24
Nordea Bank	114,459	1,408

Sandvik	38,745	621
Securitas, Series B	10,859	180
Skandinaviska Enskilda Banken, A Shares	50,931	587
Skandinaviska Enskilda Banken, C Shares	2,099	24
Skanska, B Shares	12,810	306
SKF, B Shares	13,509	296
Svenska Cellulosa, B Shares	21,436	710
Svenska Handelsbanken, A Shares	53,889	765
Swedbank, A Shares	37,884	898
Swedish Match	6,675	220
Tele2, B Shares	12,518	126
Telia	92,432	376
Trelleborg, B Shares (2)	8,824	207
Volvo, B Shares	55,469	906
		14,321
Mutual Funds 0.0%		
iShares MSCI Sweden Index Fund, ETF (USD) (2)	3,400	113
		113
Total Sweden (Cost $11,116)		14,434

SWITZERLAND 8.2%

Common Stocks 8.1%		
ABB	68,887	1,688
Actelion	3,425	915
Adecco	5,690	423
Aryzta	2,966	96
Baloise Holding	1,664	244
Banque Cantonale Vaudois (1)	101	73
Barry Callebaut	68	93
Clariant	9,730	197
Credit Suisse	74,998	1,144
DKSH Holding	946	76
Dufry (1)	1,698	278

Ems Chemie Holdings	258	162
Flughafen Zuerich	551	121
Galenica (2)	145	158
Geberit	1,326	604
Givaudan	332	640
Helvetia Holding (1)	214	119
Julius Baer	7,836	409
Kuehne & Nagel	1,788	270
LafargeHolcim	10,958	621
LafargeHolcim (EUR)	6,428	365
Lindt & Spruengli	44	247
Lindt & Spruengli, Registered Shares	3	199
Lonza Group	2,041	418
Nestle	111,605	8,596
Novartis	85,511	6,583
Pargesa Holding	1,007	75
Partners Group Holding	789	477
PSP Swiss Property	1,416	127
Richemont, Class A	18,414	1,539
Roche Holding	914	239
Roche Holding, Genusscheine	25,545	6,684
Schindler Holding	1,335	273
Schindler Holding, Registered Shares	856	170
SGS	182	410
Sika	75	479
Sonova	1,810	268
Straumann	382	202
Sulzer	459	54
Swiss Life	1,141	371
Swiss Prime Site	2,306	200
Swiss Re	11,748	1,022
Swisscom	819	357
Syngenta (1)	3,295	1,531
Temenos	2,090	181

The Swatch Group	1,105	442
The Swatch Group, Registered Shares	1,645	128
UBS	126,064	2,152
Zurich Insurance Group	5,370	1,486
		43,606
Mutual Funds 0.1%		
iShares MSCI Switzerland Index Fund, ETF (USD) (2)	12,200	405
		405
Total Switzerland (Cost $32,248)		44,011
UNITED KINGDOM 16.5%		
Common Stocks 16.4%		
3I Group	34,178	351
Aberdeen Asset Management	35,059	127
Admiral	7,123	185
Aggreko	8,511	98
Anglo American (1)	46,930	672
Ashmore Group	13,830	62
Ashtead	18,077	381
Associated British Foods	12,516	456
AstraZeneca	45,660	2,735
Auto Trader	34,510	179
Aviva	145,295	988
Babcock International Group	8,905	104
BAE Systems	113,596	923
Barclays	612,029	1,676
Barratt Developments	36,152	271
Bellway	4,347	160
Berkeley Group Holdings	4,575	193
BHP Billiton	76,545	1,167
Booker	58,436	147
BP	690,503	3,953
British American Tobacco	67,445	4,557

British Land	36,329	309
BT Group	301,528	1,190
Bunzl	11,901	371
Burberry	15,714	328
Capita	23,477	169
Capital & Counties Properties	26,090	107
Carnival	6,554	404
Centrica	197,134	505
Cobham	60,577	104
Cobham, Rights, 5/12/17 (1)	24,230	18
Coca-Cola HBC	6,949	193
Compass Group	59,176	1,195
Croda International	4,617	225
CYBG (1)	31,189	114
Daily Mail & General Trust	9,426	87
Derwent London	3,533	135
Diageo	91,133	2,653
Direct Line Insurance	48,770	220
Dixons Carphone	35,396	154
DS Smith	33,316	186
easyJet	7,890	119
Experian	34,043	732
G4S	55,202	218
GKN	60,783	282
GlaxoSmithKline	177,670	3,576
Glencore (1)	419,581	1,649
Halma	13,392	183
Hammerson	28,488	217
Hargreaves Lansdown	8,688	155
Henderson	37,421	112
Hikma Pharmaceuticals (2)	4,925	124
Howden Joinery Group	21,681	130
HSBC Holdings	725,563	5,983
IMI	9,710	161

Imperial Brands	34,669	1,698
Inchcape	15,221	168
Informa	29,595	246
Inmarsat Ventures	15,936	169
InterContinental Hotels	6,987	370
International Consolidated Airlines	37,420	271
Intertek	5,702	300
Intu Properties (2)	33,352	119
Investec	22,352	166
ITV	133,189	362
J Sainsbury	59,319	211
John Wood	13,444	132
Johnson Matthey	6,865	265
Just Eat (1)	19,625	147
Kingfisher	79,998	354
Land Securities	28,254	405
Legal & General Group	213,260	680
Lloyds Banking Group	2,444,565	2,197
London Stock Exchange	11,323	496
Marks & Spencer Group	57,501	273
Mediclinic International	13,859	147
Meggitt	27,607	165
Melrose Industries	67,369	206
Merlin Entertainments	25,247	165
Micro Focus International	7,868	264
Mondi	13,026	337
National Grid	135,828	1,759
Next	5,016	280
Old Mutual	175,526	441
Pearson	29,142	240
Pennon	14,624	162
Persimmon	10,849	327
Petrofac	9,210	97
Provident Financial	5,237	217

Prudential	93,318	2,071
Randgold Resources	3,293	290
Reckitt Benckiser	22,751	2,096
RELX	38,885	788
Rentokil Initial	65,065	210
Rightmove	3,215	174
Rio Tinto	43,681	1,723
Rolls-Royce	59,430	625
Rolls-Royce, Entitlement Shares (1)	4,219,530	5
Royal Bank of Scotland (1)	118,898	408
Royal Dutch Shell, A Shares	161,245	4,187
Royal Dutch Shell, B Shares	134,555	3,580
Royal Mail	32,277	168
RPC Group	14,796	155
RSA Insurance Group	36,023	278
Sage Group	38,201	332
Schroders	4,021	166
Segro	35,708	225
Severn Trent	8,343	251
Shire	32,571	1,920
Sky	37,661	484
Smith & Nephew	31,804	523
Smiths Group	13,905	296
SSE	36,639	660
St James's Place	18,383	273
Standard Chartered (1)	96,403	901
Standard Life	70,284	331
Tate & Lyle	16,578	163
Taylor Wimpey	115,798	300
Tesco (1)	291,741	692
Travis Perkins	9,089	190
TUI	7,531	110
TUI (EUR)	9,246	134
Unilever	43,652	2,246

United Utilities	24,257	306
Vodafone	961,234	2,476
Weir Group	7,813	201
Whitbread	6,492	339
William Hill	30,898	117
William Morrison Supermarkets	76,769	238
Wolseley	9,059	576
Worldpay	67,314	261
WPP	45,942	984
		87,982
Mutual Funds 0.1%		
iShares MSCI United Kingdom Index Fund, ETF (USD) (2)	21,800	722
		722
Total United Kingdom (Cost $92,152)		88,704
UNITED STATES 0.1%		
Common Stocks 0.1%		
TechnipFMC (EUR) (1)	16,519	496
Total United States (Cost $579)		496
SHORT-TERM INVESTMENTS 0.6%		
Money Market Funds 0.5%		
T. Rowe Price Government Reserve Fund, 0.72% (4)(5)	2,860,194	2,860
		2,860
U.S. Treasury Obligations 0.1%		
U.S. Treasury Bill, 0.758%, 7/20/17 (6)	225,000	225
U.S. Treasury Bill, 0.766%, 7/20/17 (6)	70,000	70
		295
Total Short-Term Investments (Cost $3,155)		3,155

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $485,056)	$	555,625
Dividends receivable		1,777
Foreign currency (cost $840)		846
Receivable for shares sold		600
Receivable for investment securities sold		335
Cash		1
Other assets		1,678
Total assets		560,862
Liabilities		
Obligation to return securities lending collateral		20,286
Payable for investment securities purchased		1,087
Investment management and administrative fees payable		261
Payable for shares redeemed		171
Variation margin payable on futures contracts		11
Other liabilities		886
Total liabilities		22,702
NET ASSETS	$	538,160
Net Assets Consist of:		
Undistributed net investment income	$	4,025
Accumulated undistributed net realized loss		(70,909)
Net unrealized gain		70,823
Paid-in capital applicable to 41,353,727 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		534,221
NET ASSETS	$	538,160
NET ASSET VALUE PER SHARE	$	13.01

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2017:

There were no material transfers between Levels 1 and 2 during the six months ended April 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2017, totaled $19,000 for the six months ended April 30, 2017.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2017, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2107, the fund held equity futures with cumulative unrealized gain of $256,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended April 30, 2017, the fund recognized $113,000 of realized gain on futures and a $352,000 change in unrealized gain/loss on futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counter-party defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of April 30, 2017, securities valued at $295,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six month ended April 30, 2017, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2017, the value of loaned securities was $19,245,000; the value of cash collateral and related investments was $20,286,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $26,996,000 and $20,026,000, respectively, for the six months ended April 30, 2017.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. As of October 31, 2016, the fund had $67,111,000 of available capital loss carryforwards, which expire as follows: $18,272,000 in fiscal 2017, $10,857,000 in fiscal 2018, and $26,484,000 in fiscal 2019; $11,498,000 have no expiration.

At April 30, 2017, the cost of investments for federal income tax purposes was $491,101,000. Net unrealized gain aggregated $64,778,000 at period-end, of which $127,877,000 related to appreciated investments and $63,099,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2017, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2017, approximately 13% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2017, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement and Subadvisory Agreement

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as the continuation of the investment subadvisory agreement (Subadvisory Contract) that the Advisor has entered into with T. Rowe Price International Ltd (Subadvisor) on behalf of the fund. In that regard, at an in-person meeting held on March 6–7, 2017 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and Subadvisor and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor and Subadvisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor and Subadvisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor and Subadvisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s and Subadvisor’s senior management teams and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor and Subadvisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2016, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor and Subadvisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund to a group of competitor funds selected by Broadridge (Expense Group). The fund’s total expenses, actual management fees, and nonmanagement expenses of the fund were not compared with a broader set of funds within the Lipper investment classification (Expense Universe) due to the small number of competitor funds available for inclusion in the group. The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after paying the fund’s operating expenses, as well as any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer group. Broadridge generally constructed the peer group by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes. The fund would normally be ranked within a quintile, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were not a sufficient number of funds in the peer group to meaningfully rank within quintiles. The information provided to the Board indicated that the fund’s contractual management fee ranked third out of the five funds in the Expense Group, the fund’s actual management fee rate ranked third out of the five funds in the Expense Group, and the fund’s total expenses ranked second or third out of the five funds in the Investor Class Expense Group.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 15, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 15, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date June 15, 2017